Convertible Debentures - Schedule of Breakdown of Convertible Debentures (Details) - DevvStream Corp [Member] - USD ($)	Jan. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Convertible debentures [Abstract]
Convertible debentures, short-term		$ 375,027	$ 881,544
Convertible debentures, long-term		8,800,339
Convertible debentures	$ 13,215,086	13,089,512
Related Party [Member]
Convertible debentures [Abstract]
Convertible debentures, short-term	4,393,363	375,027
Convertible debentures, long-term	184,031	3,914,146
Nonrelated Party [Member]
Convertible debentures [Abstract]
Convertible debentures, short-term	8,637,692
Convertible debentures, long-term		$ 8,800,339